Document And Entity Information	Aug. 18, 2021
Document Information [Line Items]
Entity, Registrant Name	NEXPOINT REAL ESTATE FINANCE, INC.
Document, Type	8-K
Document, Period End Date	Aug. 18, 2021
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-39210
Entity, Tax Identification Number	84-2178264
Entity, Address, Address Line One	2515 McKinney Avenue
Entity, Address, Address Line Two	Suite 1100
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	833
Local Phone Number	463-6697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001786248
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	NREF
Security Exchange Name	NYSE
SeriesACumulativeRedeemablePreferredStock850 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	8.50% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	NREF-PRA
Security Exchange Name	NYSE